Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Apr. 06, 2017	Dec. 31, 2016
Collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Deposit amount		$ 41,319
Pemex exploration and production [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Deposit amount		$ 465,060
Settlement amount paid	$ 435,000